Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment [table text block]
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

At January 1, 2025

Cost	376	9 526	1 610	9 046	20 558

Accumulated depreciation and impairment	-5	-4 984	-7	-6 104	-11 100

Net book value	371	4 542	1 603	2 942	9 458

At January 1, 2025	371	4 542	1 603	2 942	9 458

Impact of acquisitions applying the optional concentration test		1		3	4

Reclassifications	1	400	-973	572

Additions	34	119	1 058	274	1 485

Disposals and derecognitions	-7	-6	-7	-24	-44

Depreciation charge		-362		-589	-951

Impairment charge	-4	-6	-2	-12	-24

Currency translation effects	41	341	175	297	854

At December 31, 2025	436	5 029	1 854	3 463	10 782

At December 31, 2025

Cost	446	10 746	1 863	10 453	23 508

Accumulated depreciation and impairment	-10	-5 717	-9	-6 990	-12 726

Net book value	436	5 029	1 854	3 463	10 782

Commitments for purchases of property, plant and equipment [1]					683

Capitalized borrowing costs					8

[1] The estimated timing of the commitments for purchase of property, plant and equipment are as follows: 2026: USD 546 million, 2027: USD 117 million and 2028: USD 20 million.
The following table summarizes the movements of property, plant and equipment during 2024:
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

At January 1, 2024

Cost	403	10 147	1 213	9 630	21 393

Accumulated depreciation and impairment	-5	-5 251	-7	-6 616	-11 879

Net book value	398	4 896	1 206	3 014	9 514

At January 1, 2024	398	4 896	1 206	3 014	9 514

Impact of acquisitions of businesses		6		14	20

Reclassifications	1	136	-569	432

Additions	0	73	1 082	229	1 384

Disposals and derecognitions	-4	-35	-19	-58	-116

Depreciation charge		-327		-558	-885

Impairment charge	-5	-13	-3	-27	-48

Reversal of impairment charge				1	1

Currency translation effects	-19	-194	-94	-105	-412

At December 31, 2024	371	4 542	1 603	2 942	9 458

At December 31, 2024

Cost	376	9 526	1 610	9 046	20 558

Accumulated depreciation and impairment	-5	-4 984	-7	-6 104	-11 100

Net book value	371	4 542	1 603	2 942	9 458

Commitments for purchases of property, plant and equipment					770

Capitalized borrowing costs					5

Respective Useful Lives of property, plant and equipment
Useful life

Buildings	20 to 40 years

Machinery and other equipment

Machinery and equipment	7 to 20 years

Furniture and vehicles	5 to 10 years

Computer hardware	3 to 7 years

Property, plant and equipment impairment charges and reversals [table text block]
(USD millions)	2025	2024	2023

Depreciation charge	-951	-885	-916

Impairment charge	-24	-48	-106

Impairment reversals		1	16

[1] Note 29 provides disclosure of discontinued operations depreciation charge, impairment charge and reversals of impairment charge.